Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory
Raw materials	€ 1,327	€ 1,329
Work in progress	2,802	1,530
Finished goods	969	456
Total Inventory	€ 5,098	€ 3,315